Performance Management - COLORADO BONDSHARES A TAX EXEMPT FUND	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information Bar Chart and Table
Performance Narrative [Text Block]
The following bar chart and table show some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one‑year, five-year and 10‑year periods ended December 31, 2025 compares with those of a broad-based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by contacting the Fund at (303) 572‑6990 or, outside of Denver, at (800) 572‑0069 or through the Fund’s website at https://www.coloradobondshares.com as set forth on the back page of this Prospectus.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table show some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one‑year, five-year and 10‑year periods ended December 31, 2025 compares with those of a broad-based index.
Bar Chart Narrative [Text Block]
The following bar chart shows the Fund’s annual total returns for each of the last 10 calendar years.+ Sales charges (loads) are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges (loads) are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]
During the 10‑year period reflected in the bar chart, the Fund’s highest return for a calendar quarter was 5.77% in the quarter ended December 31, 2023 and the lowest return was (3.23)% in the quarter ended March 31, 2020.

Performance Table Heading	Average Annual Total Returns
Performance Table Narrative
The following table summarizes the Fund’s average annual total returns (before taxes, after taxes on distributions, and after taxes on distributions and sales of shares of the Fund) for the one‑, five- and 10- calendar year periods ended December 31, 2025 and compares them to those of a broad-based index, the Bloomberg Municipal Bond Index. Past performance (before and after taxes) is not indicative of future performance.
The after‑tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and after‑tax returns shown are not relevant to investors who hold their shares of the Fund through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts. After‑tax returns on distributions and sales of shares of the Fund will be higher than other return figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the investor.

Performance Table Uses Highest Federal Rate	The after‑tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and after‑tax returns shown are not relevant to investors who hold their shares of the Fund through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After‑tax returns on distributions and sales of shares of the Fund will be higher than other return figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the investor.
Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS(for the periods ended December 31, 2025)
Performance Availability Website Address [Text]	https://www.coloradobondshares.com
Performance Availability Phone [Text]	(303) 572‑6990 or, outside of Denver, at (800) 572‑0069
COLORADO BONDSHARES A TAX EXEMPT FUND
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Fund’s return
Bar Chart, Year to Date Return	1.88%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	5.77%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(3.23%)
Lowest Quarterly Return, Date	Mar. 31, 2020